NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 16,897	$ 16,002
Non-current1	190,904	170,103
Current [member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	1,304	2,241
Non-Current [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 15,593	$ 13,761